Condensed consolidating financial information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 135,393	$ 139,022	$ 141,648
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	158,026	126,640	118,508
Loss (gain) on early extinguishment of debt	6,485	45,168	(11,254)
Amortization of loan fees and costs	9,300	7,892	7,958
Amortization of debt premiums/discounts	3,819	9,999	10,788
Amortization of acquired above and below market leases	(9,332)	(7,868)	(9,448)
Deferred rent	(26,797)	(22,832)	(14,379)
Stock compensation expense	11,755	10,816	14,051
Equity in income related to investments		(48)	(39)
Gain on sales of investments	(4,846)	(2,302)	(3,442)
Loss on sales of investments	1,795	722	1,342
Gain on sales of land parcels	(46)	(59,442)
Gain on sales of real estate		(24)	(2,627)
Non-cash impairment on real estate	994
Changes in operating assets and liabilities:
Restricted cash	(465)	1,679	(1,733)
Tenant receivables	(2,359)	(1,301)	2,551
Deferred leasing costs	(56,226)	(27,577)	(36,831)
Other assets	(22,359)	(1,839)	14,717
Accounts payable, accrued expenses, and tenant security deposits	41,823	8,720	(24,856)
Net cash provided by operating activities	246,960	227,425	206,954
Investing Activities
Additions to properties	(430,038)	(423,930)	(443,085)
Purchase of properties	(305,030)	(301,709)
Proceeds from sales of properties	20,078	275,979	18,021
Change in restricted cash related to construction projects	(2,183)	18,178	25,760
Contributions to unconsolidated real estate entity	(5,256)	(3,016)
Disconsolidation of Longwood		(154)
Additions to investments	(27,999)	(15,226)	(12,895)
Proceeds from investments	16,849	4,714	5,633
Net cash used in investing activities	(733,579)	(445,164)	(406,566)
Financing Activities
Proceeds from secured notes payable			121,960
Principal reductions of secured notes payable	(66,849)	(129,938)	(266,875)
Principal borrowings from unsecured line of credit and term loan	2,756,000	854,000	696,000
Repayments of borrowings from unsecured line of credit	(2,284,000)	(582,000)	(895,000)
Payment on exchange of 8.00% unsecured convertible notes			232,950
Exchange of 8.00% unsecured convertible notes		(43,528)
Repurchase of unsecured convertible notes	(221,439)	(97,309)	(59,204)
Change in restricted cash related to financings	7,311	(1,853)	(3,222)
Deferred financing costs paid	(27,316)	(5,273)	(5,085)
Proceeds from issuance of common stock	451,539	342,342	488,163
Proceeds from exercise of stock options	2,117	2,877	3,017
Dividends paid on common stock	(106,889)	(67,874)	(86,652)
Dividends paid on preferred stock	(28,357)	(28,357)	(28,357)
Contributions by redeemable noncontrolling interests	9	674	5,255
Distributions to redeemable noncontrolling interests	(1,263)	(1,331)	(1,393)
Redemption of redeemable noncontrolling interests		(2,346)	(1,052)
Contributions by noncontrolling interests	1,000	723	300
Distributions to noncontrolling interests	(2,707)	(2,895)	(2,450)
Net cash provided by financing activities	479,156	237,912	198,355
Effect on exchange rate on cash and cash equivalents	(5,230)	431	724
Net (decrease) increase in cash and cash equivalents	(12,693)	20,604	(533)
Cash and cash equivalents at beginning of period	91,232	70,628	71,161
Cash and cash equivalents at end of period	78,539	91,232	70,628
Alexandria Real Estate Equities, Inc. (Issuer)
Operating Activities
Net income	131,418	135,293	134,601
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	4,938	5,631	4,648
Loss (gain) on early extinguishment of debt	6,485	45,168	(11,254)
Amortization of loan fees and costs	6,915	5,411	5,427
Amortization of debt premiums/discounts	3,534	9,942	10,819
Deferred rent	100	(4)	(2,206)
Stock compensation expense	11,755	10,816	14,051
Equity in income related to subsidiaries	(208,857)	(250,396)	(206,335)
Changes in operating assets and liabilities:
Restricted cash	4	56	(55)
Tenant receivables	(12)		86
Deferred leasing costs	(699)	1,110	(8,385)
Other assets	2,550	2,194	14,891
Intercompany receivable/payable	(1,418)	2,178	(253)
Accounts payable, accrued expenses, and tenant security deposits	6,274	10,635	(21,378)
Net cash provided by operating activities	(37,013)	(21,966)	(65,343)
Investing Activities
Additions to properties	(1,624)	(1,599)	(1,564)
Investments in subsidiaries	(542,856)	(358,348)	(290,783)
Net cash used in investing activities	(544,480)	(359,947)	(292,347)
Financing Activities
Principal borrowings from unsecured line of credit and term loan	2,756,000	854,000	696,000
Repayments of borrowings from unsecured line of credit	(2,284,000)	(582,000)	(895,000)
Payment on exchange of 8.00% unsecured convertible notes			232,950
Exchange of 8.00% unsecured convertible notes		(43,528)
Repurchase of unsecured convertible notes	(221,439)	(97,309)	(59,204)
Deferred financing costs paid	(25,493)	(3,799)	(6)
Proceeds from issuance of common stock	451,539	342,342	488,163
Proceeds from exercise of stock options	2,117	2,877	3,017
Dividends paid on common stock	(106,889)	(67,874)	(86,652)
Dividends paid on preferred stock	(28,357)	(28,357)	(28,357)
Net cash provided by financing activities	543,478	376,352	350,911
Net (decrease) increase in cash and cash equivalents	(38,015)	(5,561)	(6,779)
Cash and cash equivalents at beginning of period	48,623	54,184	60,963
Cash and cash equivalents at end of period	10,608	48,623	54,184
Alexandria Real Estate Equities, L.P. (Guarantor Subsidiary)
Operating Activities
Net income	197,793	241,137	198,357
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in income related to investments		(48)	(39)
Equity in income related to subsidiaries	(198,262)	(240,218)	(198,856)
Gain on sales of investments	(427)	(988)	(164)
Loss on sales of investments	883	111	708
Changes in operating assets and liabilities:
Net cash provided by operating activities	(13)	(6)	6
Investing Activities
Investments in subsidiaries	(471,363)	(325,171)	(247,945)
Additions to investments	(2,451)	(505)	(646)
Proceeds from investments	3,471	2,206	1,283
Net cash used in investing activities	(470,343)	(323,470)	(247,308)
Financing Activities
Transfers due to/from parent company	469,754	324,078	247,285
Net cash provided by financing activities	469,754	324,078	247,285
Net (decrease) increase in cash and cash equivalents	(602)	602	(17)
Cash and cash equivalents at beginning of period	602		17
Cash and cash equivalents at end of period		602
Non-Guarantor Subsidiaries
Operating Activities
Net income	217,215	257,976	217,801
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	153,088	121,009	113,860
Amortization of loan fees and costs	2,385	2,481	2,531
Amortization of debt premiums/discounts	285	57	(31)
Amortization of acquired above and below market leases	(9,332)	(7,868)	(9,448)
Deferred rent	(26,897)	(22,828)	(12,173)
Equity in income related to subsidiaries	(3,914)	(4,770)	(3,920)
Gain on sales of investments	(4,419)	(1,314)	(3,278)
Loss on sales of investments	912	611	634
Gain on sales of land parcels	(46)	(59,442)
Gain on sales of real estate		(24)	(2,627)
Non-cash impairment on real estate	994
Changes in operating assets and liabilities:
Restricted cash	(469)	1,623	(1,678)
Tenant receivables	(2,347)	(1,301)	2,465
Deferred leasing costs	(55,527)	(28,687)	(28,446)
Other assets	(24,909)	(4,033)	(174)
Intercompany receivable/payable	1,418	(2,178)	253
Accounts payable, accrued expenses, and tenant security deposits	35,549	(1,915)	(3,478)
Net cash provided by operating activities	283,986	249,397	272,291
Investing Activities
Additions to properties	(428,414)	(422,331)	(441,521)
Purchase of properties	(305,030)	(301,709)
Proceeds from sales of properties	20,078	275,979	18,021
Change in restricted cash related to construction projects	(2,183)	18,178	25,760
Contributions to unconsolidated real estate entity	(5,256)	(3,016)
Disconsolidation of Longwood		(154)
Investments in subsidiaries	(11,830)	(6,746)	(5,343)
Additions to investments	(25,548)	(14,721)	(12,249)
Proceeds from investments	13,378	2,508	4,350
Net cash used in investing activities	(744,805)	(452,012)	(410,982)
Financing Activities
Proceeds from secured notes payable			121,960
Principal reductions of secured notes payable	(66,849)	(129,938)	(266,875)
Change in restricted cash related to financings	7,311	(1,853)	(3,222)
Transfers due to/from parent company	556,295	366,187	296,786
Deferred financing costs paid	(1,823)	(1,474)	(5,079)
Contributions by redeemable noncontrolling interests	9	674	5,255
Distributions to redeemable noncontrolling interests	(1,263)	(1,331)	(1,393)
Redemption of redeemable noncontrolling interests		(2,346)	(1,052)
Contributions by noncontrolling interests	1,000	723	300
Distributions to noncontrolling interests	(2,707)	(2,895)	(2,450)
Net cash provided by financing activities	491,973	227,747	144,230
Effect on exchange rate on cash and cash equivalents	(5,230)	431	724
Net (decrease) increase in cash and cash equivalents	25,924	25,563	6,263
Cash and cash equivalents at beginning of period	42,007	16,444	10,181
Cash and cash equivalents at end of period	67,931	42,007	16,444
Eliminations
Operating Activities
Net income	(411,033)	(495,384)	(409,111)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in income related to subsidiaries	411,033	495,384	409,111
Investing Activities
Investments in subsidiaries	1,026,049	690,265	544,071
Net cash used in investing activities	1,026,049	690,265	544,071
Financing Activities
Transfers due to/from parent company	(1,026,049)	(690,265)	(544,071)
Net cash provided by financing activities	$ (1,026,049)	$ (690,265)	$ (544,071)